Financial Instruments (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Jul. 31, 2015 USD ($)
Financial Instruments
Principal amount	$ 123,124,638
UHI | Warrants issued by UHI
Financial Instruments
Principal amount				$ 1,125
Stock spot price | $ / shares	$ 387	$ 402	$ 404
Expected volatility rate	36.00%	32.00%	32.00%
Minimum | Temporary investments
Financial Instruments
Maturity period	3 months
Maximum | Temporary investments
Financial Instruments
Maturity period	1 year